Integrity Managed Portfolios
1 Main Street North
Minot, North Dakota 58703

December 03, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:  Filing Desk, Stop 1-4

Re:   Integrity Managed Portfolios
(File No. 33-36324) (CIK No. 0000866841)

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  The most recent amendment to the registration statement was filed electronically with the Commission on November 24, 2004.

Very truly yours,

Integrity Managed Portfolios

By: /s/ Robert E. Walstad
President